Right of use assets and lease liabilities - Analysis of maturity lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [Line items]
Lease debt at January 1	€ 3,530
Lease debt at December 31	4,467	€ 3,530
Consolidated
Lease liabilities [Line items]
Lease debt at January 1	3,305	3,319
New lease debts	397	798
Rent expense paid	(886)	(772)
Accretion of interest	129	98
Lease modification	1,105
Exchange differences	(83)	(138)
Lease debt at December 31	€ 3,967	€ 3,305